SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Estimated Future Benefit Payments - 10K (Details) $ in Millions	Dec. 31, 2015 USD ($)
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	$ 41.7
2017	41.6
2018	42.1
2019	42.4
2020	42.9
Years 2021 to 2025	212.4
Total Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2016	1.0
2017	1.0
2018	1.0
2019	1.0
2020	1.0
Years 2021 to 2025	$ 4.9